INVESTMENTS (Details Narrative) - Open World Ltd. [Member] - USD ($)			12 Months Ended
	Aug. 11, 2025	Aug. 04, 2025	Dec. 31, 2025	Aug. 02, 2025	Dec. 31, 2024
Offsetting Assets [Line Items]
Number of common stock issued			0
Number of shares acquired	6,914,459
Value of shares acquired	$ 4,178,407
Carrying value of Company's IPST common shares and warrants			$ 1,124,927
Changes in fair value			7,168,132
Non-current Investments			$ 100,000		$ 100,000
Strategic Advisory and Implementation Agreement [Member] | Heritage Distilling Holding Company, Inc. [Member]
Offsetting Assets [Line Items]
Number of common stock issued		2,000,000
Number of warrants to purchase		8,000,000
Exercise price				$ 0.01